Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 193,778		¥ 133,422
Total accumulated amortization	(109,836)		(70,626)
Intangible assets, net	83,942	$ 13,172	62,796
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total	32,000		32,000
Total accumulated amortization	(7,822)		(5,689)
Copyrights of video contents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	133,865		83,865
Total accumulated amortization	(82,312)		(53,262)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,283		5,283
Total accumulated amortization	(2,445)		(2,022)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	21,498		11,142
Total accumulated amortization	(16,125)		(8,728)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,132		1,132
Total accumulated amortization	¥ (1,132)		¥ (925)